AMOUNTS PAYABLE AND OTHER LIABILITIES	12 Months Ended
Jul. 31, 2025
AMOUNTS PAYABLE AND OTHER LIABILITIES	6. AMOUNTS PAYABLE AND OTHER LIABILITIES
	July 31, 2025	July 31, 2024
Amounts payable	$125,561	$226,060
Accrued liabilities	141,254	77,633
	$266,815	$303,693